ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY - Condensed balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 16,060,679		$ 2,262,100	¥ 10,243,500
Other current assets	3,402,812		479,276	3,290,903
Total current assets	82,945,199		11,682,586	68,327,294
Non-current assets:
Total assets	135,831,825		19,131,511	108,662,182
Current liabilities:
Due to related parties	3,412		481	3,829
Short-term borrowings	13,583,774	[1]		12,419,170
Convertible senior notes	782,969		110,279
Total current liabilities	81,060,645		11,417,151	64,936,186
Convertible senior notes	4,785,480		674,021	1,070,699
Total liabilities	102,297,683		14,408,326	81,658,289
Shareholders' equity:
Ordinary shares (USD $0.00002 par value, 500,000,000 shares authorized, 204,135,029 and 209,920,447 shares issued as of December 31, 2022 and December 31, 2023, respectively, 201,189,189 and 208,560,447 shares outstanding as of December 31, 2022 and December 31, 2023, respectively)	29		4	28
Additional paid-in capital	10,738,376		1,512,469	9,912,931
Accumulated other comprehensive loss	359,584		50,646	217,563
Treasury stock, at cost; 2,945,840 and 1,360,000 ordinary shares as of December 31, 2022 and December 31, 2023	(79,282)		(11,167)	(43,170)
Total shareholders' equity	20,156,434		2,838,974	16,337,235
Total liabilities and shareholders' equity	135,831,825		19,131,511	108,662,182
Related parties
Current assets:
Due from subsidiaries	296,512		41,763	139,713
Current liabilities:
Due to subsidiaries	21,244		2,992
Reportable Legal Entities | Parent Company
Current assets:
Cash and cash equivalents	414,689		58,408	492,440
Other current assets	1,637		231	1,671
Total current assets	796,773		112,224	1,225,584
Non-current assets:
Investments in subsidiaries	20,354,397		2,866,855	16,189,323
Total assets	21,151,170		2,979,079	17,414,907
Current liabilities:
Short-term borrowings	179,425		25,271
Convertible senior notes	782,969		110,279
Other current liabilities	6,513		917	6,973
Total current liabilities	994,736		140,105	6,973
Convertible senior notes				1,070,699
Total liabilities	994,736		140,105	1,077,672
Shareholders' equity:
Ordinary shares (USD $0.00002 par value, 500,000,000 shares authorized, 204,135,029 and 209,920,447 shares issued as of December 31, 2022 and December 31, 2023, respectively, 201,189,189 and 208,560,447 shares outstanding as of December 31, 2022 and December 31, 2023, respectively)	29		4	28
Additional paid-in capital	10,738,376		1,512,469	9,912,931
Accumulated other comprehensive loss	359,584		50,646	217,563
Treasury stock, at cost; 2,945,840 and 1,360,000 ordinary shares as of December 31, 2022 and December 31, 2023	(79,282)		(11,167)	(43,170)
Retained earnings	9,137,727		1,287,022	6,249,883
Total shareholders' equity	20,156,434		2,838,974	16,337,235
Total liabilities and shareholders' equity	21,151,170		2,979,079	17,414,907
Reportable Legal Entities | Parent Company | Subsidiary of Common Parent [Member]
Current assets:
Due from subsidiaries	380,447		53,585	728,019
Current liabilities:
Due to subsidiaries	¥ 25,829		$ 3,638
Reportable Legal Entities | Parent Company | Related parties
Current assets:
Due from related parties				¥ 3,454

[1]	RMB175 million collateralized on certain inventories of the Group, RMB257 million collateralized on certain inventiories and account receivables of the Group, RMB160 million collateralized on the Group’s certain building and land use right, RMB359 million collateralized on the Group’s certain equipment.